Goodwill And Other Intangible Assets (Summary Of Changes In Carrying Amount Of Goodwill, By Segment) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Roll Forward]
Beginning balance	$ 105,449	$ 105,207
Reallocation	0
Acquisition	41,678	210
Dispositions, currency exchange and other	(757)	32
Ending balance	146,370	105,449
Business Solutions [Member]
Goodwill [Roll Forward]
Beginning balance	45,395	45,364
Reallocation	(45,395)
Acquisition	0	0
Dispositions, currency exchange and other	0	31
Ending balance	0	45,395
Consumer Mobility [Member]
Goodwill [Roll Forward]
Beginning balance	16,540	16,526
Reallocation	(16,540)
Acquisition	0	0
Dispositions, currency exchange and other	0	14
Ending balance	0	16,540
Communications [Member]
Goodwill [Roll Forward]
Beginning balance	39,280	39,053
Reallocation	61,075
Acquisition	422	210
Dispositions, currency exchange and other	(226)	17
Ending balance	100,551	39,280
Communications [Member] | Mobility [Member]
Goodwill [Roll Forward]
Beginning balance	0	0
Reallocation	44,108
Acquisition	0	0
Dispositions, currency exchange and other	0	0
Ending balance	44,108	0
Communications [Member] | Entertainment Group [Member]
Goodwill [Roll Forward]
Beginning balance	39,280	39,053
Reallocation	(860)
Acquisition	0	210
Dispositions, currency exchange and other	(11)	17
Ending balance	38,409	39,280
Communications [Member] | Business Wireline [Member]
Goodwill [Roll Forward]
Beginning balance	0	0
Reallocation	17,827
Acquisition	422	0
Dispositions, currency exchange and other	(215)	0
Ending balance	18,034	0
WarnerMedia [Member]
Goodwill [Roll Forward]
Beginning balance	0
Reallocation	681
Acquisition	40,036	0
Dispositions, currency exchange and other	(19)	0
Ending balance	40,698	0
Latin America Business Segment [Member]
Goodwill [Roll Forward]
Beginning balance	4,234	4,264
Reallocation	(32)
Acquisition	0	0
Dispositions, currency exchange and other	(484)	(30)
Ending balance	3,718	4,234
Xandr [Member]
Goodwill [Roll Forward]
Beginning balance	0	0
Reallocation	211
Acquisition	1,220	0
Dispositions, currency exchange and other	(28)	0
Ending balance	$ 1,403	$ 0